Property and Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Capital lease and other financing obligations incurred	$ 84	$ 43	$ 9
Depreciation and amortization	1,366	1,153	656
Property Plant and Equipment and Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 180	$ 185	$ 139